Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales	$ 1,016,045	$ 1,065,053
Cost of sales
Cost of sales, excluding depletion	228,171	267,621
Depletion	214,434	231,952
Total cost of sales	442,605	499,573
Gross margin	573,440	565,480
General and administrative expenses	38,165	35,831
Share based compensation	22,744	20,060
Donations and community investments	7,261	6,296
Impairment reversal of mineral stream interests	0	(8,611)
Earnings from operations	505,270	511,904
Gain on disposal of mineral stream interests	5,027	155,868
Other income (expense)	34,271	7,449
Earnings before finance costs and income taxes	544,568	675,221
Finance costs	5,510	5,586
Earnings before income taxes	539,058	669,635
Income tax expense	1,414	509
Net earnings	$ 537,644	$ 669,126
Basic earnings per share	$ 1.187	$ 1.482
Diluted earnings per share	$ 1.186	$ 1.479
Weighted average number of shares outstanding
Basic	452,814,000	451,570,000
Diluted	453,463,000	452,344,000